Leases Operating lease commitments (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of leases [Abstract]
Discounting effect relating to the lease liability recorded upon transition to IFRS 16	$ (133,195)
IFRS 16 - lease liabilities recognized at January 1, 2019 (1)	633,550		$ 50,700
IFRS 16 - current lease liabilities	62,255	$ 63,946
IFRS 16 - non-current lease liabilities	$ 571,295	$ 506,028